Business Combination, Significant Transaction and Sale of Business (Details) - Michpal Micro Computers (1983) Ltd. [Member] $ in Thousands	Jan. 03, 2017 USD ($)
Disclosure of detailed information about business combination [line items]
Net liabilities excluding cash acquired	$ (2,713)
Intangible assets	11,329
Deferred tax liability	(2,606)
Goodwill	13,244
Total assets acquired net of acquired cash	$ 19,254